SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

18.          SUPPLEMENTAL CASH FLOW INFORMATION

The net change in non-cash working capital items included in mineral properties, plant and equipment were as follows:

	For the year ended
	December 31,	December 31,
	2020	2019
BCMETC receivable	6,441	(6,441)
Accounts payable and accrued liabilities	2,009	1,261
	$8,450	$(5,180)

The net change in the Company’s financing liabilities, including long-term debt and the offtake obligation, were as follows:

	For the year ended
	December 31, 2020	December 31, 2019
Opening liabilities from financing activities	$463,920	$624,365
Proceeds from loan facility, net of transaction costs	16,000	67
Cash payments	(226,667)	(180,416)
Other non-cash movements	9,372	19,904
Ending liabilities from financing activities	$262,625	$463,920